Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Fund
November 30, 2022
IGB-NPRT1-0123
1.813259.118
Nonconvertible Bonds - 37.1%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.55% 12/1/33	1,806	1,419
4.3% 2/15/30	34,036	32,337
Verizon Communications, Inc.:
2.987% 10/30/56	869	548
4.329% 9/21/28	19,797	19,246
4.5% 8/10/33	3,429	3,250
4.862% 8/21/46	14,251	13,010
5.012% 4/15/49	82	76
		69,886
Entertainment - 0.2%
The Walt Disney Co.:
2.2% 1/13/28	6,562	5,881
2.65% 1/13/31	10,500	9,034
		14,915
Media - 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	20,098
3.7% 4/1/51	15,400	9,837
3.85% 4/1/61	4,000	2,466
3.9% 6/1/52	7,000	4,649
4.8% 3/1/50	12,000	9,004
4.908% 7/23/25	2,932	2,886
5.375% 5/1/47	22,326	18,470
5.75% 4/1/48	11,014	9,475
6.834% 10/23/55	7,000	6,703
Comcast Corp.:
3.75% 4/1/40	622	520
4.65% 7/15/42	1,628	1,492
Discovery Communications LLC:
3.625% 5/15/30	4,063	3,423
4.65% 5/15/50	10,998	7,940
Fox Corp.:
5.476% 1/25/39	1,366	1,258
5.576% 1/25/49	906	812
Magallanes, Inc.:
3.428% 3/15/24 (b)	4,934	4,791
3.638% 3/15/25 (b)	2,702	2,580
3.755% 3/15/27 (b)	5,285	4,816
4.054% 3/15/29 (b)	1,832	1,604
4.279% 3/15/32 (b)	5,334	4,529
5.05% 3/15/42 (b)	2,865	2,294
5.141% 3/15/52 (b)	27,262	21,124
Time Warner Cable LLC:
4.5% 9/15/42	544	408
5.5% 9/1/41	966	822
5.875% 11/15/40	7,077	6,273
6.55% 5/1/37	3,601	3,451
6.75% 6/15/39	6,233	6,058
7.3% 7/1/38	2,390	2,444
		160,227
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	5,750	5,366
3.8% 3/15/32 (b)	5,018	4,442
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,800	6,441
3.875% 4/15/30	20,000	18,369
4.5% 4/15/50	2,885	2,437
		37,055
TOTAL COMMUNICATION SERVICES		282,083
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.6%
General Motors Co. 5.4% 10/2/23	11,588	11,603
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,491
4% 1/15/25	15,000	14,597
4.25% 5/15/23	858	855
Volkswagen Group of America Finance LLC:
3.125% 5/12/23 (b)	5,817	5,763
3.35% 5/13/25 (b)	9,370	8,972
		47,281
Household Durables - 0.6%
D.R. Horton, Inc.:
1.3% 10/15/26	10,194	8,755
2.6% 10/15/25	9,432	8,798
Lennar Corp.:
4.75% 11/29/27	15,563	14,897
5% 6/15/27	8,419	8,253
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	2,620
4.875% 11/15/25	32	31
4.875% 3/15/27	10,045	9,412
		52,766
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	2,457
2.7% 2/9/41	16,100	10,301
		12,758
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	4,130	3,952
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	909	819
AutoZone, Inc. 4% 4/15/30	21,631	20,227
Lowe's Companies, Inc.:
3.35% 4/1/27	817	775
3.75% 4/1/32	2,515	2,291
4.25% 4/1/52	10,263	8,377
4.45% 4/1/62	10,550	8,528
		41,017
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	20,094	15,549
TOTAL CONSUMER DISCRETIONARY		173,323
CONSUMER STAPLES - 2.9%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	4,168	3,999
4.9% 2/1/46	9,089	8,503
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,200	7,573
4.35% 6/1/40	3,930	3,548
4.5% 6/1/50	9,000	8,137
4.6% 6/1/60	7,261	6,538
4.75% 1/23/29	18,172	18,161
4.75% 4/15/58	3,562	3,255
5.45% 1/23/39	3,537	3,616
5.55% 1/23/49	8,082	8,275
5.8% 1/23/59 (Reg. S)	8,567	9,080
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,385
PepsiCo, Inc.:
2.625% 3/19/27	712	663
2.75% 3/19/30	6,600	5,867
		89,600
Food & Staples Retailing - 0.4%
Sysco Corp. 6.6% 4/1/50	35,066	39,120
Food Products - 1.4%
General Mills, Inc. 2.875% 4/15/30	797	697
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	14,165	12,346
3% 5/15/32 (b)	14,250	11,169
3.625% 1/15/32 (b)	1,330	1,097
5.125% 2/1/28 (b)	4,285	4,086
5.5% 1/15/30 (b)	39,620	38,002
5.75% 4/1/33 (b)	8,830	8,554
Kraft Heinz Foods Co.:
3% 6/1/26	5,000	4,707
3.875% 5/15/27	12,300	11,862
4.375% 6/1/46	10,122	8,531
5.2% 7/15/45	8,219	7,771
7.125% 8/1/39 (b)	5,618	6,273
		115,095
TOTAL CONSUMER STAPLES		243,815
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Columbia Pipeline Group, Inc. 4.5% 6/1/25	538	530
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	1,958
5.6% 4/1/44	1,707	1,605
5.85% 5/21/43 (b)(c)	2,821	2,760
Enbridge, Inc.:
4% 10/1/23	2,296	2,270
4.25% 12/1/26	923	895
Energy Transfer LP:
3.75% 5/15/30	2,274	2,016
3.9% 5/15/24 (c)	549	537
4.2% 9/15/23	759	753
4.25% 3/15/23	830	827
4.5% 4/15/24	952	940
4.95% 6/15/28	2,591	2,506
5% 5/15/50	18,683	15,398
5.25% 4/15/29	1,549	1,507
5.4% 10/1/47	1,426	1,230
5.8% 6/15/38	1,445	1,340
6% 6/15/48	1,441	1,324
6.125% 12/15/45	400	379
6.25% 4/15/49	1,064	1,006
Hess Corp.:
4.3% 4/1/27	834	802
5.6% 2/15/41	22,554	21,736
7.125% 3/15/33	839	918
7.3% 8/15/31	1,023	1,124
7.875% 10/1/29	2,921	3,270
Kinder Morgan, Inc. 3.6% 2/15/51	18,000	12,826
MPLX LP:
4.8% 2/15/29	816	785
4.875% 12/1/24	1,247	1,236
4.95% 9/1/32	7,989	7,562
5.5% 2/15/49	2,450	2,201
Occidental Petroleum Corp.:
5.55% 3/15/26	3,038	3,038
6.45% 9/15/36	2,750	2,757
6.6% 3/15/46	3,032	3,093
7.5% 5/1/31	3,937	4,272
Ovintiv, Inc.:
5.15% 11/15/41	2,000	1,809
8.125% 9/15/30	3,357	3,732
Petroleos Mexicanos:
5.95% 1/28/31	2,610	1,952
6.49% 1/23/27	1,757	1,590
6.5% 3/13/27	5,805	5,234
6.75% 9/21/47	14,189	9,028
6.84% 1/23/30	5,979	4,909
6.95% 1/28/60	4,247	2,677
7.69% 1/23/50	70,161	47,759
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,082
4.65% 10/15/25	26,960	26,545
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	8,774
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	8,814
4.65% 8/15/32	8,326	7,887
5.3% 8/15/52	1,888	1,734
Western Gas Partners LP:
3.95% 6/1/25	764	732
4.65% 7/1/26	1,129	1,098
4.75% 8/15/28	781	722
5.5% 2/1/50	7,720	6,292
		247,771
FINANCIALS - 17.1%
Banks - 9.0%
Bank of America Corp.:
1.922% 10/24/31 (c)	20,000	15,491
2.299% 7/21/32 (c)	25,000	19,588
2.884% 10/22/30 (c)	50,000	42,668
3.3% 1/11/23	1,679	1,676
3.419% 12/20/28 (c)	3,280	2,991
3.5% 4/19/26	3,838	3,680
3.95% 4/21/25	32,873	32,127
4% 1/22/25	16,960	16,628
4.1% 7/24/23	900	896
4.183% 11/25/27	4,363	4,157
4.2% 8/26/24	5,249	5,175
4.25% 10/22/26	23,937	23,438
4.45% 3/3/26	11,356	11,169
Barclays PLC:
2.852% 5/7/26 (c)	9,444	8,708
4.375% 1/12/26	2,821	2,713
4.836% 5/9/28	3,683	3,377
5.088% 6/20/30 (c)	11,424	10,290
5.2% 5/12/26	26,475	25,670
BNP Paribas SA 2.219% 6/9/26 (b)(c)	9,008	8,273
BPCE SA 4.875% 4/1/26 (b)	4,662	4,449
Citigroup, Inc.:
2.976% 11/5/30 (c)	50,000	42,636
4.075% 4/23/29 (c)	16,389	15,311
4.125% 7/25/28	4,363	4,120
4.3% 11/20/26	1,115	1,088
4.4% 6/10/25	11,914	11,717
4.412% 3/31/31 (c)	21,454	19,942
4.45% 9/29/27	55,258	53,221
4.6% 3/9/26	5,613	5,534
5.3% 5/6/44	6,000	5,568
5.5% 9/13/25	4,886	4,959
Citizens Financial Group, Inc. 2.638% 9/30/32	4,614	3,448
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	2,250	1,848
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	2,035	2,008
HSBC Holdings PLC:
4.25% 3/14/24	905	890
4.95% 3/31/30	1,541	1,477
5.25% 3/14/44	656	571
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	836	805
5.71% 1/15/26 (b)	37,209	35,949
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	5,034	4,198
4.125% 12/15/26	9,713	9,488
4.493% 3/24/31 (c)	17,000	16,118
5.717% 9/14/33 (c)	65,747	65,041
NatWest Group PLC:
3.073% 5/22/28 (c)	5,536	4,901
4.8% 4/5/26	12,145	11,837
5.125% 5/28/24	19,005	18,776
NatWest Markets PLC 2.375% 5/21/23 (b)	10,214	10,043
Rabobank Nederland 4.375% 8/4/25	3,024	2,939
Societe Generale:
1.038% 6/18/25 (b)(c)	50,000	45,622
1.488% 12/14/26 (b)(c)	13,930	12,046
4.25% 4/14/25 (b)	4,491	4,291
Wells Fargo & Co.:
2.406% 10/30/25 (c)	4,928	4,644
3.196% 6/17/27 (c)	40,441	37,645
3.526% 3/24/28 (c)	11,202	10,405
4.3% 7/22/27	16,184	15,630
4.478% 4/4/31 (c)	15,500	14,650
Westpac Banking Corp. 4.11% 7/24/34 (c)	3,103	2,647
		745,177
Capital Markets - 3.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	871
Ares Capital Corp.:
3.25% 7/15/25	42,008	38,424
3.875% 1/15/26	16,340	15,026
4.2% 6/10/24	7,281	7,058
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	9,092	8,055
3.75% 3/26/25	6,137	5,440
4.194% 4/1/31 (b)(c)	30,399	23,046
4.55% 4/17/26	1,859	1,616
Deutsche Bank AG 4.5% 4/1/25	8,603	8,157
Deutsche Bank AG New York Branch:
3.729% 1/14/32 (c)	8,509	6,256
4.1% 1/13/26	5,262	5,020
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	12,267	9,690
3.272% 9/29/25 (c)	60,430	58,177
3.5% 4/1/25	12,527	12,122
4.25% 10/21/25	7,670	7,520
6.75% 10/1/37	24,081	25,808
Intercontinental Exchange, Inc. 3.75% 12/1/25	1,287	1,256
Morgan Stanley:
3.125% 7/27/26	9,330	8,751
3.622% 4/1/31 (c)	35,865	31,961
3.625% 1/20/27	10,480	9,958
3.7% 10/23/24	3,002	2,936
3.875% 4/29/24	2,765	2,721
5% 11/24/25	13,117	13,148
State Street Corp. 2.901% 3/30/26 (c)	691	657
UBS Group AG 1.494% 8/10/27 (b)(c)	7,599	6,530
		310,204
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	39,436	36,288
1.75% 1/30/26	10,220	9,017
2.45% 10/29/26	5,268	4,632
2.875% 8/14/24	5,100	4,827
3% 10/29/28	5,518	4,662
3.3% 1/30/32	5,903	4,705
4.125% 7/3/23	2,684	2,660
4.45% 4/3/26	2,472	2,372
4.875% 1/16/24	3,901	3,846
6.5% 7/15/25	4,349	4,394
Ally Financial, Inc.:
1.45% 10/2/23	3,119	3,012
3.05% 6/5/23	11,466	11,313
3.875% 5/21/24	7,111	6,918
4.625% 3/30/25	2,237	2,195
5.125% 9/30/24	2,258	2,240
5.8% 5/1/25	19,772	19,854
7.1% 11/15/27	9,050	9,307
8% 11/1/31	3,172	3,403
Capital One Financial Corp.:
3.65% 5/11/27	15,715	14,801
3.8% 1/31/28	6,614	6,180
4.985% 7/24/26 (c)	8,087	8,016
5.247% 7/26/30 (c)	10,430	9,941
Discover Financial Services:
3.95% 11/6/24	1,184	1,152
4.1% 2/9/27	8,206	7,710
4.5% 1/30/26	3,562	3,429
6.7% 11/29/32	1,995	2,030
Ford Motor Credit Co. LLC:
4.063% 11/1/24	18,137	17,508
5.584% 3/18/24	4,908	4,853
Synchrony Financial:
3.95% 12/1/27	5,215	4,663
4.25% 8/15/24	7,369	7,188
4.375% 3/19/24	5,520	5,421
5.15% 3/19/29	7,283	6,942
		235,479
Diversified Financial Services - 0.8%
Blackstone Private Credit Fund 7.05% 9/29/25 (b)	10,049	10,069
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	5,945
4.125% 6/15/26	3,253	3,056
4.125% 5/15/29	12,222	10,923
Corebridge Financial, Inc.:
3.85% 4/5/29 (b)	3,438	3,130
3.9% 4/5/32 (b)	4,093	3,609
4.35% 4/5/42 (b)	931	762
4.4% 4/5/52 (b)	2,754	2,214
Equitable Holdings, Inc. 3.9% 4/20/23	425	423
Jackson Financial, Inc.:
5.17% 6/8/27	3,740	3,665
5.67% 6/8/32	4,713	4,478
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	4,907	4,835
Pine Street Trust I 4.572% 2/15/29 (b)	4,516	4,198
Pine Street Trust II 5.568% 2/15/49 (b)	4,529	4,057
		61,364
Insurance - 0.8%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	13,114	11,126
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)	10,260	6,733
Lincoln National Corp. 3.4% 1/15/31	9,415	7,804
MetLife, Inc. 4.55% 3/23/30	19,500	19,444
Pacific LifeCorp 5.125% 1/30/43 (b)	1,657	1,511
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,988	1,864
Prudential Financial, Inc.:
3.935% 12/7/49	2,764	2,172
6% 9/1/52 (c)	14,201	13,094
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	1,800	1,598
Unum Group:
4% 6/15/29	3,614	3,279
5.75% 8/15/42	1,024	914
		69,539
TOTAL FINANCIALS		1,421,763
HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc. 3.2% 11/21/29	43,367	39,593
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	12,745	10,718
2.625% 8/1/31	5,945	4,674
3.375% 2/15/30	5,110	4,353
4.25% 12/15/27	5,450	5,115
4.625% 12/15/29	8,470	7,876
Cigna Corp. 4.375% 10/15/28	4,187	4,081
CVS Health Corp. 3.625% 4/1/27	1,944	1,864
Elevance Health, Inc. 3.3% 1/15/23	2,729	2,724
HCA Holdings, Inc.:
3.5% 9/1/30	3,895	3,348
3.625% 3/15/32 (b)	1,074	918
5.625% 9/1/28	4,885	4,870
5.875% 2/1/29	3,803	3,829
Humana, Inc. 3.7% 3/23/29	3,206	2,952
Sabra Health Care LP 3.2% 12/1/31	12,177	9,131
Toledo Hospital 5.325% 11/15/28	1,513	1,176
Universal Health Services, Inc. 2.65% 10/15/30 (b)	10,442	8,348
		75,977
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	49,732	48,228
4.375% 12/15/28 (b)	58,400	55,437
Elanco Animal Health, Inc.:
5.772% 8/28/23	2,148	2,139
6.4% 8/28/28 (c)	905	836
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,222
Viatris, Inc.:
1.65% 6/22/25	1,203	1,089
2.7% 6/22/30	6,115	4,878
3.85% 6/22/40	2,664	1,835
4% 6/22/50	4,600	2,992
Zoetis, Inc. 3.25% 2/1/23	764	762
		119,418
TOTAL HEALTH CARE		234,988
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (b)	2,547	2,267
The Boeing Co.:
5.04% 5/1/27	4,840	4,793
5.15% 5/1/30	14,840	14,478
5.805% 5/1/50	4,840	4,566
5.93% 5/1/60	4,840	4,492
		30,596
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	9,054	8,527
2.25% 1/15/23	1,128	1,123
3% 9/15/23	368	361
3.375% 7/1/25	7,888	7,444
3.75% 6/1/26	15,000	14,100
4.25% 2/1/24	4,331	4,254
4.25% 9/15/24	1,473	1,447
		37,256
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (b)	7,484	6,363
3.95% 7/1/24 (b)	5,580	5,314
4.375% 5/1/26 (b)	4,949	4,499
5.25% 5/15/24 (b)	3,116	3,040
		19,216
TOTAL INDUSTRIALS		87,068
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	907	908
5.85% 7/15/25	1,437	1,460
6.02% 6/15/26	1,159	1,184
6.1% 7/15/27	2,638	2,710
6.2% 7/15/30	2,284	2,349
		8,611
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	2,435	2,058
2.45% 2/15/31 (b)	20,716	16,344
2.6% 2/15/33 (b)	20,716	15,653
3.5% 2/15/41 (b)	16,728	12,100
3.75% 2/15/51 (b)	7,851	5,541
		51,696
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	6,375	6,030
2.8% 4/1/27	6,375	5,817
2.95% 4/1/30	6,400	5,492
3.6% 4/1/50	6,370	4,432
3.85% 4/1/60	6,400	4,316
		26,087
TOTAL INFORMATION TECHNOLOGY		86,394
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	5,122
4.9% 12/15/30	4,519	4,397
American Homes 4 Rent LP:
2.375% 7/15/31	977	759
3.375% 7/15/51	1,510	965
3.625% 4/15/32	3,763	3,188
4.3% 4/15/52	2,608	1,935
Boston Properties, Inc.:
3.25% 1/30/31	4,526	3,783
4.5% 12/1/28	2,824	2,630
Corporate Office Properties LP:
2% 1/15/29	747	578
2.25% 3/15/26	2,339	2,054
2.75% 4/15/31	2,202	1,664
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	948
3.5% 8/1/26	1,176	1,101
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	5,476
Invitation Homes Operating Partnership LP 4.15% 4/15/32	5,643	4,947
Kimco Realty Corp. 2.25% 12/1/31	9,524	7,357
Kite Realty Group Trust:
4% 3/15/25	8,142	7,810
4.75% 9/15/30	13,258	11,769
LXP Industrial Trust (REIT):
2.7% 9/15/30	2,571	2,057
4.4% 6/15/24	599	582
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	8,532	6,256
3.375% 2/1/31	4,780	3,736
3.625% 10/1/29	5,204	4,312
4.375% 8/1/23	635	627
4.5% 1/15/25	1,271	1,236
4.5% 4/1/27	452	421
4.75% 1/15/28	7,132	6,583
4.95% 4/1/24	557	549
5.25% 1/15/26	2,371	2,314
Piedmont Operating Partnership LP 2.75% 4/1/32	1,917	1,369
Prologis LP 3.25% 6/30/26	372	354
Realty Income Corp.:
2.2% 6/15/28	1,146	983
2.85% 12/15/32	1,410	1,157
3.25% 1/15/31	1,277	1,115
3.4% 1/15/28	1,957	1,810
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	387
5% 12/15/23	312	308
Simon Property Group LP:
2.45% 9/13/29	1,897	1,595
3.375% 12/1/27	3,864	3,591
SITE Centers Corp.:
3.625% 2/1/25	967	912
4.25% 2/1/26	1,683	1,600
Store Capital Corp.:
2.75% 11/18/30	2,849	2,222
4.625% 3/15/29	1,396	1,278
Sun Communities Operating LP:
2.3% 11/1/28	2,169	1,784
2.7% 7/15/31	5,600	4,357
Ventas Realty LP:
2.5% 9/1/31	16,206	12,762
3% 1/15/30	6,770	5,751
4% 3/1/28	1,358	1,266
4.125% 1/15/26	630	609
4.75% 11/15/30	10,898	10,277
VICI Properties LP:
4.375% 5/15/25	963	927
4.75% 2/15/28	7,611	7,175
4.95% 2/15/30	9,911	9,369
5.125% 5/15/32	998	936
Vornado Realty LP:
2.15% 6/1/26	2,457	2,077
3.4% 6/1/31	8,887	6,775
WP Carey, Inc.:
3.85% 7/15/29	1,045	938
4% 2/1/25	2,162	2,103
4.6% 4/1/24	3,364	3,344
		184,287
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,946	4,918
3.95% 11/15/27	2,767	2,422
4.1% 10/1/24	2,463	2,370
4.55% 10/1/29	1,135	1,003
CBRE Group, Inc.:
2.5% 4/1/31	7,642	6,004
4.875% 3/1/26	4,953	4,954
Essex Portfolio LP 3.875% 5/1/24	1,215	1,189
Mid-America Apartments LP 4% 11/15/25	522	505
Tanger Properties LP:
2.75% 9/1/31	5,725	4,095
3.125% 9/1/26	1,660	1,498
3.875% 7/15/27	6,943	6,311
		35,269
TOTAL REAL ESTATE		219,556
UTILITIES - 1.1%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	2,503
DPL, Inc. 4.35% 4/15/29	2,835	2,513
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,869	1,478
2.775% 1/7/32 (b)	5,941	4,660
FirstEnergy Corp. 7.375% 11/15/31	2,316	2,608
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,240	1,201
		14,963
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	705	721
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
2.45% 1/15/31	5,591	4,443
3.3% 7/15/25 (b)	10,148	9,498
3.95% 7/15/30 (b)	8,852	7,750
		21,691
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	1,064	987
4.05% 4/15/25	13,567	13,437
NiSource, Inc.:
2.95% 9/1/29	19,262	16,888
3.49% 5/15/27	10,080	9,518
5.95% 6/15/41	1,097	1,108
Puget Energy, Inc.:
4.1% 6/15/30	3,951	3,550
4.224% 3/15/32	7,271	6,487
Sempra Energy 6% 10/15/39	1,733	1,750
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (c)(d)	1,164	955
		54,680
TOTAL UTILITIES		92,055
TOTAL NONCONVERTIBLE BONDS (Cost $3,482,236)		3,088,816

U.S. Treasury Obligations - 34.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Bonds:
2% 11/15/41	422	307
2.25% 2/15/52	58,500	42,246
2.375% 2/15/42 (e)(f)	1,266	987
2.375% 5/15/51	600,429	446,522
2.875% 5/15/52	224,700	186,782
3.25% 5/15/42 (e)(f)	9,161	8,229
4% 11/15/52	107,100	111,384
U.S. Treasury Notes:
0.5% 5/31/27	446,600	384,791
1.25% 12/31/26	120,000	107,944
1.25% 4/30/28	400,000	350,047
1.5% 2/15/25	89,000	83,764
1.5% 1/31/27	41,000	37,208
2.75% 8/15/32	135,200	125,229
2.875% 5/15/32	500,671	469,287
3.125% 11/15/28	38,238	36,814
4% 10/31/29	198,900	201,915
4.125% 11/15/32	245,100	254,674
4.375% 10/31/24	700	700
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,188,718)		2,848,830

U.S. Government Agency - Mortgage Securities - 14.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 3.7%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (c)(d)	21	21
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(d)	5	5
12 month U.S. LIBOR + 1.460% 3.148% 1/1/35 (c)(d)	38	38
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (c)(d)	4	4
12 month U.S. LIBOR + 1.550% 1.986% 2/1/44 (c)(d)	4	4
12 month U.S. LIBOR + 1.550% 3.183% 5/1/44 (c)(d)	5	5
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	13	13
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(d)	40	40
12 month U.S. LIBOR + 1.560% 2.42% 2/1/44 (c)(d)	9	9
12 month U.S. LIBOR + 1.570% 2.145% 4/1/44 (c)(d)	17	17
12 month U.S. LIBOR + 1.570% 3.32% 5/1/44 (c)(d)	0	0
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (c)(d)	8	8
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (c)(d)	6	6
12 month U.S. LIBOR + 1.620% 3.212% 3/1/33 (c)(d)	36	36
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (c)(d)	10	10
12 month U.S. LIBOR + 1.630% 2.987% 11/1/36 (c)(d)	18	18
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(d)	3	3
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (c)(d)	54	54
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(d)	9	9
12 month U.S. LIBOR + 1.680% 3.004% 7/1/43 (c)(d)	94	95
12 month U.S. LIBOR + 1.700% 3.185% 6/1/42 (c)(d)	66	67
12 month U.S. LIBOR + 1.730% 2.354% 3/1/40 (c)(d)	40	40
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (c)(d)	20	20
12 month U.S. LIBOR + 1.750% 2.607% 7/1/35 (c)(d)	29	29
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(d)	15	15
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (c)(d)	132	133
12 month U.S. LIBOR + 1.800% 2.055% 1/1/42 (c)(d)	192	193
12 month U.S. LIBOR + 1.800% 3.724% 12/1/40 (c)(d)	311	314
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	31	31
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(d)	9	9
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (c)(d)	114	114
12 month U.S. LIBOR + 1.810% 4% 7/1/41 (c)(d)	48	49
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	22	22
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (c)(d)	14	14
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	21	21
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (c)(d)	69	69
12 month U.S. LIBOR + 1.890% 3.222% 8/1/35 (c)(d)	68	68
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	16	16
6 month U.S. LIBOR + 1.470% 3.112% 10/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.500% 2.735% 1/1/35 (c)(d)	16	16
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.530% 2.785% 12/1/34 (c)(d)	4	4
6 month U.S. LIBOR + 1.530% 2.835% 3/1/35 (c)(d)	8	8
6 month U.S. LIBOR + 1.550% 3.926% 9/1/33 (c)(d)	103	105
6 month U.S. LIBOR + 1.550% 4.011% 10/1/33 (c)(d)	2	2
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (c)(d)	4	4
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (c)(d)	1	1
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (c)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.180% 3.646% 7/1/36 (c)(d)	10	10
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(d)	12	12
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.408% 10/1/33 (c)(d)	8	9
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.871% 7/1/34 (c)(d)	11	12
1.5% 1/1/36 to 11/1/41	15,818	13,136
2% 10/1/35 to 3/1/52	39,453	33,054
2.5% 5/1/31 to 2/1/52	108,070	94,604
3% 12/1/28 to 2/1/52 (e)	86,728	78,812
3.25% 12/1/41	13	12
3.4% 7/1/42 to 9/1/42	124	115
3.5% 5/1/36 to 3/1/52	30,157	28,176
3.65% 5/1/42 to 8/1/42	52	50
3.9% 4/1/42	15	14
4% 3/1/36 to 4/1/49	22,181	21,465
4.025% 5/1/42	18	17
4.25% 11/1/41	23	23
4.5% to 4.5% 6/1/24 to 8/1/52	19,035	18,846
5% 3/1/23 to 11/1/52	7,226	7,284
5.264% 8/1/41 (c)	227	229
5.5% 12/1/23 to 11/1/52	1,055	1,069
6% to 6% 9/1/29 to 1/1/42	2,379	2,480
6% 11/1/52	1,550	1,582
6.5% 7/1/23 to 4/1/37	1,739	1,821
6.666% 2/1/39 (c)	128	132
7% to 7% 4/1/23 to 7/1/37	110	116
7.5% to 7.5% 6/1/25 to 11/1/31	66	69
8% 3/1/37	4	5
TOTAL FANNIE MAE		304,921
Freddie Mac - 1.9%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (c)(d)	27	27
12 month U.S. LIBOR + 1.370% 2.517% 3/1/36 (c)(d)	20	20
12 month U.S. LIBOR + 1.500% 2.636% 3/1/36 (c)(d)	12	11
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (c)(d)	73	73
12 month U.S. LIBOR + 1.750% 2.958% 12/1/40 (c)(d)	133	133
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(d)	30	30
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(d)	382	384
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(d)	8	8
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	8	8
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	33	34
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (c)(d)	252	254
12 month U.S. LIBOR + 1.900% 3.709% 10/1/42 (c)(d)	157	158
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(d)	67	67
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	68	69
12 month U.S. LIBOR + 1.910% 3.774% 6/1/41 (c)(d)	87	87
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	22	22
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(d)	7	7
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	0	0
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (c)(d)	74	75
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(d)	13	13
6 month U.S. LIBOR + 1.120% 2.424% 8/1/37 (c)(d)	10	10
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (c)(d)	0	0
6 month U.S. LIBOR + 1.660% 3.165% 1/1/37 (c)(d)	18	18
6 month U.S. LIBOR + 1.660% 3.54% 7/1/35 (c)(d)	13	13
6 month U.S. LIBOR + 1.880% 3.369% 10/1/36 (c)(d)	131	131
6 month U.S. LIBOR + 1.990% 3.437% 10/1/35 (c)(d)	66	67
6 month U.S. LIBOR + 2.010% 4.76% 5/1/37 (c)(d)	21	21
6 month U.S. LIBOR + 2.020% 3.51% 6/1/37 (c)(d)	27	28
6 month U.S. LIBOR + 2.680% 4.983% 10/1/35 (c)(d)	12	12
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.947% 6/1/33 (c)(d)	99	100
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.068% 4/1/34 (c)(d)	31	31
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.228% 6/1/33 (c)(d)	29	29
U.S. TREASURY 1 YEAR INDEX + 2.430% 3.824% 3/1/35 (c)(d)	55	56
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (c)(d)	85	86
1.5% 12/1/40 to 12/1/50	1,455	1,190
2% 4/1/41 to 2/1/52	40,557	33,693
2.5% 5/1/30 to 1/1/52	40,966	35,885
3% 6/1/31 to 1/1/52	25,563	23,187
3.5% 3/1/32 to 2/1/52	36,741	34,665
4% 1/1/36 to 2/1/50	16,640	16,171
4% 4/1/48	8	8
4.5% 6/1/25 to 10/1/48	7,683	7,651
5% 8/1/33 to 12/1/52	5,931	5,999
6% 1/1/23 to 12/1/37	257	265
6.5% 5/1/26 to 9/1/39	325	343
7% 3/1/26 to 9/1/36	101	107
7.5% 6/1/26 to 11/1/31	2	2
8% 7/1/24 to 4/1/32	3	3
8.5% 1/1/25 to 9/1/29	2	2
TOTAL FREDDIE MAC		161,253
Ginnie Mae - 3.1%
3.5% 9/20/40 to 5/20/50	12,363	11,668
4% 7/15/39 to 6/20/49	10,551	10,207
4.5% 6/20/33 to 8/15/41	5,913	5,861
5% 12/15/32 to 4/20/48	3,607	3,663
5.5% 6/15/33 to 9/15/39	228	235
6% to 6% 10/15/30 to 5/15/40	1,735	1,810
7% to 7% 3/15/23 to 11/15/32	206	215
7.5% to 7.5% 12/15/22 to 9/15/31	58	60
8% 12/15/23 to 11/15/29	10	11
8.5% 11/15/27 to 1/15/31	2	2
2% 1/20/51 to 4/20/51	1,068	912
2% 12/1/52 (g)	10,200	8,661
2% 12/1/52 (g)	20,350	17,279
2% 12/1/52 (g)	12,200	10,359
2% 12/1/52 (g)	4,900	4,161
2% 12/1/52 (g)	2,850	2,420
2% 12/1/52 (g)	10,900	9,255
2% 12/1/52 (g)	2,175	1,847
2% 1/1/53 (g)	5,350	4,547
2% 1/1/53 (g)	15,800	13,428
2% 1/1/53 (g)	5,300	4,504
2% 1/1/53 (g)	5,225	4,441
2% 1/1/53 (g)	2,400	2,040
2% 1/1/53 (g)	9,150	7,776
2% 1/1/53 (g)	6,300	5,354
2.5% 7/20/51 to 12/20/51	2,414	2,128
2.5% 12/1/52 (g)	9,200	8,072
2.5% 12/1/52 (g)	18,300	16,056
2.5% 12/1/52 (g)	3,400	2,983
2.5% 12/1/52 (g)	4,000	3,510
2.5% 12/1/52 (g)	4,450	3,904
2.5% 12/1/52 (g)	8,750	7,677
2.5% 1/1/53 (g)	5,550	4,874
2.5% 1/1/53 (g)	9,200	8,079
2.5% 1/1/53 (g)	4,050	3,556
2.5% 1/1/53 (g)	4,450	3,908
2.5% 1/1/53 (g)	8,750	7,684
2.5% 1/1/53 (g)	5,550	4,874
3% 5/15/42 to 9/20/51	13,054	11,885
3% 12/1/52 (g)	2,650	2,390
3% 12/1/52 (g)	5,050	4,555
3% 12/1/52 (g)	7,050	6,359
3% 12/1/52 (g)	7,575	6,832
3% 1/1/53 (g)	9,100	8,213
3% 1/1/53 (g)	5,450	4,919
3.5% 12/1/52 (g)	1,700	1,577
3.5% 12/1/52 (g)	1,500	1,392
3.5% 12/1/52 (g)	3,100	2,876
3.5% 1/1/53 (g)	2,950	2,738
5.47% 8/20/59 (c)(h)	1	1
6.5% 3/20/31 to 6/15/37	64	67
TOTAL GINNIE MAE		261,825
Uniform Mortgage Backed Securities - 5.9%
1.5% 12/1/37 (g)	3,550	3,103
1.5% 12/1/37 (g)	2,900	2,535
1.5% 12/1/37 (g)	1,450	1,267
1.5% 12/1/37 (g)	1,100	961
1.5% 12/1/37 (g)	950	830
1.5% 1/1/38 (g)	1,450	1,269
1.5% 1/1/38 (g)	5,750	5,033
1.5% 12/1/52 (g)	18,250	14,177
1.5% 12/1/52 (g)	9,200	7,147
1.5% 1/1/53 (g)	17,200	13,288
2% 12/1/37 (g)	5,450	4,896
2% 12/1/37 (g)	11,800	10,600
2% 12/1/37 (g)	3,950	3,548
2% 12/1/37 (g)	1,550	1,392
2% 12/1/37 (g)	1,300	1,168
2% 1/1/38 (g)	1,850	1,664
2% 1/1/38 (g)	3,100	2,788
2% 1/1/38 (g)	900	810
2% 12/1/52 (g)	27,800	22,864
2% 12/1/52 (g)	27,750	22,823
2% 12/1/52 (g)	13,850	11,391
2% 12/1/52 (g)	13,750	11,309
2% 12/1/52 (g)	13,700	11,267
2% 12/1/52 (g)	16,725	13,755
2% 12/1/52 (g)	8,350	6,867
2% 12/1/52 (g)	8,400	6,908
2% 12/1/52 (g)	6,225	5,120
2% 12/1/52 (g)	29,450	24,221
2% 12/1/52 (g)	23,025	18,937
2% 12/1/52 (g)	800	658
2% 12/1/52 (g)	5,475	4,503
2% 1/1/53 (g)	14,600	12,020
2% 1/1/53 (g)	29,250	24,081
2% 1/1/53 (g)	7,250	5,969
2% 1/1/53 (g)	7,300	6,010
2% 1/1/53 (g)	1,450	1,194
2% 1/1/53 (g)	7,300	6,010
2% 1/1/53 (g)	29,450	24,246
2% 1/1/53 (g)	14,550	11,979
2.5% 12/1/37 (g)	200	185
2.5% 12/1/37 (g)	200	185
2.5% 12/1/52 (g)	12,150	10,383
2.5% 12/1/52 (g)	6,050	5,170
2.5% 12/1/52 (g)	5,800	4,956
2.5% 12/1/52 (g)	2,900	2,478
2.5% 12/1/52 (g)	3,850	3,290
2.5% 12/1/52 (g)	1,700	1,453
2.5% 12/1/52 (g)	2,300	1,965
2.5% 12/1/52 (g)	2,800	2,393
2.5% 12/1/52 (g)	2,950	2,521
2.5% 12/1/52 (g)	1,500	1,282
2.5% 1/1/53 (g)	8,850	7,570
2.5% 1/1/53 (g)	2,950	2,523
3% 12/1/52 (g)	550	487
3% 12/1/52 (g)	3,200	2,833
3% 12/1/52 (g)	2,300	2,036
3% 12/1/52 (g)	2,300	2,036
3% 12/1/52 (g)	2,150	1,903
3% 12/1/52 (g)	2,150	1,903
3% 1/1/53 (g)	1,600	1,417
3% 1/1/53 (g)	800	709
3.5% 12/1/52 (g)	8,400	7,697
3.5% 12/1/52 (g)	7,300	6,689
3.5% 12/1/52 (g)	4,625	4,238
3.5% 12/1/52 (g)	6,000	5,498
3.5% 1/1/53 (g)	2,650	2,429
4% 12/1/52 (g)	12,400	11,734
4% 12/1/52 (g)	7,200	6,813
4% 12/1/52 (g)	3,300	3,123
4.5% 12/1/52 (g)	9,900	9,637
4.5% 12/1/52 (g)	10,300	10,026
4.5% 1/1/53 (g)	9,050	8,810
5% 12/1/52 (g)	3,500	3,485
5% 12/1/52 (g)	4,350	4,331
5% 12/1/52 (g)	350	348
5% 12/1/52 (g)	1,200	1,195
5% 12/1/52 (g)	400	398
5% 12/1/52 (g)	700	697
5.5% 12/1/52 (g)	3,600	3,641
5.5% 12/1/52 (g)	1,800	1,821
5.5% 12/1/52 (g)	5,100	5,158
6% 12/1/52 (g)	3,700	3,785
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		489,839
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,234,405)		1,217,838

Asset-Backed Securities - 7.1%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	7,074	4,284
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,713	1,138
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	4,441	3,158
Class B, 4.458% 10/16/39 (b)(i)	886	407
Series 2021-1A Class A, 2.95% 11/16/41 (b)	7,283	5,790
Series 2021-2A Class A, 2.798% 1/15/47 (b)	14,309	11,158
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	2,225	2,181
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.2091% 10/17/34 (b)(c)(d)	5,465	5,296
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.2326% 4/20/34 (b)(c)(d)	14,203	13,726
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	6,465	6,267
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.3826% 7/20/34 (b)(c)(d)	6,507	6,282
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	1,511	1,213
Class B, 4.335% 1/16/40 (b)	268	116
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 5.3991% 10/15/32 (b)(c)(d)	4,806	4,699
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.3884% 4/25/34 (b)(c)(d)	4,698	4,542
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.2091% 7/15/34 (b)(c)(d)	8,184	7,957
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 1/15/35 (b)(c)(d)	10,462	10,030
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.1491% 4/15/34 (b)(c)(d)	9,992	9,655
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 5.3291% 4/17/33 (b)(c)(d)	16,288	15,839
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/36 (b)(c)(d)	5,474	5,302
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.3784% 4/25/34 (b)(c)(d)	10,335	10,011
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 5.4626% 1/20/32 (b)(c)(d)	9,800	9,620
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.2091% 1/15/35 (b)(c)(d)	8,274	8,000
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	3,429	2,800
Class AA, 2.487% 12/16/41 (b)(c)	337	307
Series 2021-1A Class A, 2.443% 7/15/46 (b)	10,310	8,438
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.0691% 4/15/29 (b)(c)(d)	6,258	6,157
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	4,153	3,503
Class B, 5.095% 4/15/39 (b)	1,844	1,364
Series 2021-1R Class A, 2.741% 8/15/41 (b)	15,951	13,678
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	1,791	1,567
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	2,305	1,948
Class B, 6.656% 1/15/46 (b)	1,414	1,093
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(d)	6,612	6,431
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (b)(c)(d)	5,100	4,919
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.2926% 4/20/34 (b)(c)(d)	8,665	8,341
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.4126% 10/20/34 (b)(c)(d)	8,292	7,992
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 5.4426% 4/20/34 (b)(c)(d)	9,800	9,462
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(d)	9,668	9,276
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 5.5526% 1/20/34 (b)(c)(d)	12,900	12,546
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,309	2,992
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	594	535
Class A2II, 4.021% 5/20/49 (b)	799	738
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	1,386	1,069
Dominos Pizza Master Issuer LLC:
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	5,535	4,675
Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	275	222
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(d)	5,507	5,330
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 5.4137% 1/18/32 (b)(c)(d)	7,090	6,959
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 5.2491% 1/16/32 (b)(c)(d)	1,808	1,779
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.2591% 4/17/33 (b)(c)(d)	4,300	4,194
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/35 (b)(c)(d)	7,281	7,043
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 5.8054% 2/20/35 (b)(c)(d)	4,292	4,145
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	3,720	3,639
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 1/15/35 (b)(c)(d)	9,611	9,326
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 5.3291% 1/15/34 (b)(c)(d)	2,050	1,997
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.3366% 7/19/34 (b)(c)(d)	5,916	5,726
Class AR, 3 month U.S. LIBOR + 1.080% 5.7239% 11/16/34 (b)(c)(d)	8,250	8,026
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 5.9754% 11/20/33 (b)(c)(d)	9,100	8,856
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	7,032	6,789
Series 2019-4 Class A, 2.44% 9/15/26	1,010	959
Series 2020-2 Class B, 1.32% 9/15/27	4,000	3,514
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class C, 1.48% 8/15/25 (b)	4,912	4,730
Series 2020-2 Class C, 1.31% 10/15/25 (b)	6,000	5,724
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,753	1,428
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,439	1,902
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.4546% 10/22/34 (b)(c)(d)	5,835	5,622
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 5.2891% 1/15/33 (b)(c)(d)	4,700	4,601
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.2446% 1/22/28 (b)(c)(d)	4,658	4,596
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.3666% 4/19/34 (b)(c)(d)	10,220	9,947
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.4246% 1/22/35 (b)(c)(d)	9,350	9,016
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.1991% 7/15/34 (b)(c)(d)	5,879	5,727
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 5.5246% 1/22/31 (b)(c)(d)	2,629	2,547
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.3826% 10/20/34 (b)(c)(d)	1,967	1,907
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 4.9937% 1/18/28 (b)(c)(d)	4,888	4,840
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.2626% 4/20/34 (b)(c)(d)	8,363	8,113
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.4884% 1/25/35 (b)(c)(d)	6,892	6,668
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.0691% 1/15/34 (b)(c)(d)	8,900	8,708
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	28,738	23,704
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.3126% 10/20/30 (b)(c)(d)	6,552	6,444
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.3726% 10/20/34 (b)(c)(d)	3,230	3,139
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	3,099	2,894
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	6,019	4,946
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	6,447	5,591
Class A2II, 4.008% 12/5/51 (b)	5,761	4,508
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	8,470	6,515
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.3626% 4/20/34 (b)(c)(d)	11,224	10,926
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.2036% 1/15/37 (b)(c)(d)	10,760	10,455
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	13,467	10,142
Class B, 4.335% 3/15/40 (b)	522	305
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	5,278	4,967
1.884% 7/15/50 (b)	3,008	2,645
2.328% 7/15/52 (b)	2,300	1,919
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 5.7133% 7/20/30 (b)(c)(d)	1,534	1,511
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.3575% 4/23/35 (b)(c)(d)	5,480	5,329
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(d)	1,079	1,054
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.2066% 4/19/34 (b)(c)(d)	10,365	10,026
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (b)(c)(d)	9,694	9,399
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 4.9036% 9/25/34 (c)(d)	4	3
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	9,869	7,457
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	6,585	4,976
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 4.3007% 4/6/42 (b)(c)(d)	491	371
Upstart Securitization Trust 3.12% 3/20/32 (b)	2,078	1,997
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 5.5126% 7/20/32 (b)(c)(d)	5,397	5,285
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.3866% 7/19/34 (b)(c)(d)	5,438	5,278
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(d)	11,071	10,693
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 7/16/34 (b)(c)(d)	5,466	5,291
TOTAL ASSET-BACKED SECURITIES (Cost $638,405)		588,852

Collateralized Mortgage Obligations - 1.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 0.4%
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)	4,803	4,738
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	4,567	4,459
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	4,632	4,363
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	7,098	6,832
CIM Trust sequential payer Series 2022-R2 Class A1, 3.75% 12/25/61 (b)(c)	5,835	5,375
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)(i)	343	0
Class AA1, 1 month U.S. LIBOR + 0.280% 4.1456% 5/27/37 (b)(c)(d)	356	332
CSMC Trust sequential payer Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)	3,308	3,150
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	2,178	2,112
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		31,362
U.S. Government Agency - 1.4%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.62% 4/25/24 (c)(d)	21	21
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 4.9961% 8/25/31 (c)(d)	18	19
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 4.8161% 2/25/32 (c)(d)	2	2
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 4.9107% 3/18/32 (c)(d)	4	4
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.0161% 4/25/32 (c)(d)	8	9
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.0161% 10/25/32 (c)(d)	5	5
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 4.7661% 1/25/32 (c)(d)	2	2
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 4.4661% 11/25/32 (c)(d)	119	119
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 5.0161% 11/25/32 (c)(d)	8	8
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 4.0839% 12/25/33 (c)(j)(k)	75	12
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.6639% 11/25/36 (c)(j)(k)	53	5
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 4.9461% 6/25/36 (c)(d)	1,550	1,559
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	4	4
Series 1996-28 Class PK, 6.5% 7/25/25	2	2
Series 1999-17 Class PG, 6% 4/25/29	22	22
Series 1999-32 Class PL, 6% 7/25/29	26	26
Series 1999-33 Class PK, 6% 7/25/29	19	19
Series 2001-52 Class YZ, 6.5% 10/25/31	3	4
Series 2003-28 Class KG, 5.5% 4/25/23	2	2
Series 2003-70 Class BJ, 5% 7/25/33	121	120
Series 2005-102 Class CO 11/25/35 (l)	17	15
Series 2005-64 Class PX, 5.5% 6/25/35	141	143
Series 2005-68 Class CZ, 5.5% 8/25/35	1,723	1,751
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 7.108% 8/25/35 (c)(k)	3	4
Series 2005-81 Class PC, 5.5% 9/25/35	43	45
Series 2006-12 Class BO 10/25/35 (l)	60	52
Series 2006-15 Class OP 3/25/36 (l)	73	61
Series 2006-37 Class OW 5/25/36 (l)	10	8
Series 2006-45 Class OP 6/25/36 (l)	23	18
Series 2006-62 Class KP 4/25/36 (l)	35	29
Series 2010-118 Class PB, 4.5% 10/25/40	1,226	1,215
Series 2012-149:
Class DA, 1.75% 1/25/43	428	390
Class GA, 1.75% 6/25/42	460	417
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	4	4
Series 1999-25 Class Z, 6% 6/25/29	21	21
Series 2001-20 Class Z, 6% 5/25/31	24	25
Series 2001-31 Class ZC, 6.5% 7/25/31	13	13
Series 2002-16 Class ZD, 6.5% 4/25/32	9	10
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 3.5339% 11/25/32 (c)(j)(k)	25	1
Series 2003-117 Class MD, 5% 12/25/23	37	37
Series 2004-52 Class KZ, 5.5% 7/25/34	598	603
Series 2004-91 Class Z, 5% 12/25/34	1,325	1,318
Series 2005-117 Class JN, 4.5% 1/25/36	139	138
Series 2005-14 Class ZB, 5% 3/25/35	408	406
Series 2006-72 Class CY, 6% 8/25/26	157	161
Series 2009-59 Class HB, 5% 8/25/39	725	727
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	32	1
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.6239% 12/25/36 (c)(j)(k)	35	5
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 2.4239% 5/25/37 (c)(j)(k)	19	2
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 8.44% 9/25/23 (c)(k)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 4.0839% 3/25/33 (c)(j)(k)	5	1
Series 2005-72 Class ZC, 5.5% 8/25/35	291	296
Series 2005-79 Class ZC, 5.9% 9/25/35	169	172
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 16.5232% 6/25/37 (c)(k)	18	24
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (c)(k)	24	34
Class SB, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (c)(k)	10	12
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 2.3339% 3/25/38 (c)(j)(k)	123	13
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 2.0339% 12/25/40 (c)(j)(k)	126	11
Class ZA, 4.5% 12/25/40	54	55
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	297	8
Series 2010-150 Class ZC, 4.75% 1/25/41	532	528
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 4.9361% 3/25/36 (c)(d)	1,039	1,051
Series 2010-95 Class ZC, 5% 9/25/40	1,260	1,276
Series 2011-39 Class ZA, 6% 11/25/32	86	89
Series 2011-4 Class PZ, 5% 2/25/41	165	160
Series 2011-67 Class AI, 4% 7/25/26 (j)	91	3
Series 2011-83 Class DI, 6% 9/25/26 (j)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (j)	266	12
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.6339% 12/25/30 (c)(j)(k)	34	0
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 2.5339% 6/25/41 (c)(j)(k)	27	0
Series 2013-133 Class IB, 3% 4/25/32 (j)	98	3
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 2.0339% 1/25/44 (c)(j)(k)	78	8
Series 2013-51 Class GI, 3% 10/25/32 (j)	112	7
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.7039% 6/25/35 (c)(j)(k)	104	9
Series 2015-42 Class IL, 6% 6/25/45 (j)	527	93
Series 2015-70 Class JC, 3% 10/25/45	581	550
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	291	53
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 2.1839% 10/25/47 (c)(j)(k)	2,336	275
Series 2018-45 Class GI, 4% 6/25/48 (j)	3,202	602
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	19	3
Series 343 Class 16, 5.5% 5/25/34 (j)	17	3
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	12	2
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	10	2
Class 13, 6% 3/25/34 (j)	11	2
Series 359 Class 19, 6% 7/25/35 (c)(j)	8	2
Series 384 Class 6, 5% 7/25/37 (j)	73	13
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 4.6731% 1/15/32 (c)(d)	2	2
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (c)(d)	2	2
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 4.8731% 3/15/32 (c)(d)	2	2
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 4.7731% 6/15/31 (c)(d)	4	4
Class FG, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (c)(d)	1	1
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 4.2731% 11/15/32 (c)(d)	26	26
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 4.7731% 2/15/33 (c)(d)	416	419
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 4.2731% 3/15/34 (c)(d)	599	596
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.1231% 5/15/37 (c)(d)	92	92
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	28	28
Series 2101 Class PD, 6% 11/15/28	13	13
Series 2121 Class MG, 6% 2/15/29	11	11
Series 2131 Class BG, 6% 3/15/29	80	82
Series 2137 Class PG, 6% 3/15/29	13	13
Series 2154 Class PT, 6% 5/15/29	22	22
Series 2162 Class PH, 6% 6/15/29	4	4
Series 2520 Class BE, 6% 11/15/32	37	38
Series 2693 Class MD, 5.5% 10/15/33	82	83
Series 2802 Class OB, 6% 5/15/34	82	84
Series 2996 Class MK, 5.5% 6/15/35	25	25
Series 3002 Class NE, 5% 7/15/35	88	88
Series 3110 Class OP 9/15/35 (l)	23	21
Series 3119 Class PO 2/15/36 (l)	87	69
Series 3121 Class KO 3/15/36 (l)	17	14
Series 3123 Class LO 3/15/36 (l)	48	39
Series 3145 Class GO 4/15/36 (l)	59	48
Series 3189 Class PD, 6% 7/15/36	73	76
Series 3225 Class EO 10/15/36 (l)	29	23
Series 3258 Class PM, 5.5% 12/15/36	32	33
Series 3415 Class PC, 5% 12/15/37	267	266
Series 3806 Class UP, 4.5% 2/15/41	164	163
Series 3832 Class PE, 5% 3/15/41	332	334
Series 3857 Class ZP, 5% 5/15/41	2,120	2,158
Series 4135 Class AB, 1.75% 6/15/42	337	307
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	33	34
Series 2004-2862 Class NE, 5% 9/15/24	71	71
Series 2135 Class JE, 6% 3/15/29	6	6
Series 2145 Class MZ, 6.5% 4/15/29	81	82
Series 2274 Class ZM, 6.5% 1/15/31	8	8
Series 2281 Class ZB, 6% 3/15/30	16	16
Series 2303 Class ZV, 6% 4/15/31	48	49
Series 2357 Class ZB, 6.5% 9/15/31	130	134
Series 2502 Class ZC, 6% 9/15/32	15	16
Series 2519 Class ZD, 5.5% 11/15/32	23	23
Series 2546 Class MJ, 5.5% 3/15/23	0	0
Series 2601 Class TB, 5.5% 4/15/23	0	0
Series 2877 Class ZD, 5% 10/15/34	1,649	1,642
Series 2998 Class LY, 5.5% 7/15/25	24	25
Series 3007 Class EW, 5.5% 7/15/25	61	62
Series 3871 Class KB, 5.5% 6/15/41	438	455
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.7269% 2/15/36 (c)(j)(k)	25	2
Series 2013-4281 Class AI, 4% 12/15/28 (j)	81	2
Series 2017-4683 Class LM, 3% 5/15/47	757	717
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 2.3269% 8/15/47 (c)(j)(k)	1,181	134
Series 2933 Class ZM, 5.75% 2/15/35	373	385
Series 2935 Class ZK, 5.5% 2/15/35	304	314
Series 2947 Class XZ, 6% 3/15/35	147	152
Series 2996 Class ZD, 5.5% 6/15/35	253	260
Series 3237 Class C, 5.5% 11/15/36	354	358
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.7869% 11/15/36 (c)(j)(k)	110	13
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.8769% 3/15/37 (c)(j)(k)	167	23
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.8869% 4/15/37 (c)(j)(k)	233	29
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 2.7069% 6/15/37 (c)(j)(k)	76	8
Series 3843 Class PZ, 5% 4/15/41	2,026	2,058
Series 3949 Class MK, 4.5% 10/15/34	61	61
Series 4055 Class BI, 3.5% 5/15/31 (j)	103	3
Series 4149 Class IO, 3% 1/15/33 (j)	75	6
Series 4314 Class AI, 5% 3/15/34 (j)	33	1
Series 4427 Class LI, 3.5% 2/15/34 (j)	288	18
Series 4471 Class PA 4% 12/15/40	306	300
target amortization class Series 2156 Class TC, 6.25% 5/15/29	10	11
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 4.3121% 2/15/24 (c)(d)	1	1
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	9	9
Series 2056 Class Z, 6% 5/15/28	22	23
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	1,565	1,512
Series 4386 Class AZ, 4.5% 11/15/40	740	725
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.8034% 6/16/37 (c)(j)(k)	46	5
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 4.4386% 7/20/37 (c)(d)	333	332
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 4.4186% 1/20/38 (c)(d)	87	86
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 4.7986% 8/20/38 (c)(d)	482	487
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 4.8386% 9/20/38 (c)(d)	351	355
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 4.4866% 11/16/39 (c)(d)	426	425
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 4.4166% 12/16/39 (c)(d)	268	267
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 4.1464% 3/20/60 (c)(d)(h)	545	540
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 7/20/60 (c)(d)(h)	3,629	3,579
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 3.4427% 9/20/60 (c)(d)(h)	4,579	4,520
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 3.4427% 8/20/60 (c)(d)(h)	3,543	3,497
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 3.5227% 12/20/60 (c)(d)(h)	1,880	1,857
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 12/20/60 (c)(d)(h)	1,915	1,898
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 2/20/61 (c)(d)(h)	1,702	1,686
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 3.6327% 2/20/61 (c)(d)(h)	2,277	2,256
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 4/20/61 (c)(d)(h)	1,607	1,591
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (c)(d)(h)	2,600	2,577
Class FC, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (c)(d)(h)	1,924	1,906
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.6727% 6/20/61 (c)(d)(h)	2,223	2,204
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.6927% 9/20/61 (c)(d)(h)	746	740
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 10/20/61 (c)(d)(h)	2,426	2,408
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 4.3386% 8/20/42 (c)(d)	351	344
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 11/20/61 (c)(d)(h)	2,380	2,365
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 1/20/62 (c)(d)(h)	1,384	1,376
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 1/20/62 (c)(d)(h)	2,157	2,140
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 3/20/62 (c)(d)(h)	1,049	1,039
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.7927% 5/20/61 (c)(d)(h)	20	20
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.6627% 10/20/62 (c)(d)(h)	29	28
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 3.5027% 3/20/63 (c)(d)(h)	40	40
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 3.7427% 8/20/63 (c)(d)(h)	141	141
Class FD, 1 month U.S. LIBOR + 0.600% 3.7427% 8/20/63 (c)(d)(h)	372	371
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 1/20/64 (c)(d)(h)	172	171
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.7427% 12/20/63 (c)(d)(h)	839	835
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.6427% 6/20/64 (c)(d)(h)	580	575
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 3.4427% 3/20/65 (c)(d)(h)	3	3
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 3.4227% 5/20/63 (c)(d)(h)	26	25
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 3.3427% 4/20/63 (c)(d)(h)	38	37
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 3.5427% 12/20/62 (c)(d)(h)	14	13
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 2.1229% 12/20/40 (c)(k)	459	398
Series 2010-31 Class BP, 5% 3/20/40	1,940	1,950
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	141	10
Series 2011-68 Class EC, 3.5% 4/20/41	208	202
Series 2016-69 Class WA, 3% 2/20/46	375	350
Series 2017-134 Class BA, 2.5% 11/20/46	508	459
Series 2017-153 Class GA, 3% 9/20/47	1,011	931
Series 2017-182 Class KA, 3% 10/20/47	774	714
Series 2018-13 Class Q, 3% 4/20/47	999	936
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	130	128
Series 2010-160 Class DY, 4% 12/20/40	942	919
Series 2010-170 Class B, 4% 12/20/40	209	204
Series 2011-69 Class GX, 4.5% 5/16/40	2,260	2,291
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	2,732	2,671
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	148	148
Series 2017-139 Class BA, 3% 9/20/47	1,755	1,588
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	4,451	4,291
Series 2004-22 Class M1, 5.5% 4/20/34	566	607
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 2.6134% 5/16/34 (c)(j)(k)	27	2
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 3.3134% 8/17/34 (c)(j)(k)	30	4
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 16.8806% 6/16/37 (c)(k)	5	6
Series 2010-116 Class QB, 4% 9/16/40	72	70
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 2.0634% 2/16/40 (c)(j)(k)	178	12
Series 2010-169 Class Z, 4.5% 12/20/40	2,564	2,327
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 5/20/60 (c)(d)(h)	274	270
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	438	426
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(h)	55	54
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 2.1614% 7/20/41 (c)(j)(k)	87	9
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.8134% 6/16/42 (c)(j)(k)	101	11
Series 2013-149 Class MA, 2.5% 5/20/40	769	734
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	4	4
Series 2013-H08 Class MA, 3% 3/20/63 (h)	25	24
Series 2014-2 Class BA, 3% 1/20/44	1,898	1,748
Series 2014-21 Class HA, 3% 2/20/44	696	642
Series 2014-25 Class HC, 3% 2/20/44	1,190	1,097
Series 2014-5 Class A, 3% 1/20/44	1,033	953
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	9	8
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(h)	109	104
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 4.317% 5/20/66 (c)(d)(h)	5,809	5,790
Series 2017-186 Class HK, 3% 11/16/45	1,021	943
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.42% 8/20/66 (c)(d)(h)	7,175	7,138
Series 2090-118 Class XZ, 5% 12/20/39	7,153	7,254
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2252% 5/20/65 (c)(h)	114	112
TOTAL U.S. GOVERNMENT AGENCY		121,168
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,171)		152,530

Commercial Mortgage Securities - 8.4%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class A, 1 month U.S. LIBOR + 1.050% 4.925% 4/15/36 (b)(c)(d)	8,900	8,684
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(d)	5,821	5,607
Class B, CME Term SOFR 1 Month Index + 1.550% 5.345% 1/15/39 (b)(c)(d)	1,099	1,047
Class C, CME Term SOFR 1 Month Index + 2.150% 5.945% 1/15/39 (b)(c)(d)	785	740
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	3,676	3,400
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	825	728
Class CNM, 3.8425% 11/5/32 (b)(c)	341	285
BANK sequential payer:
Series 2017-BNK9 Class ASB, 3.47% 11/15/54	1,000	954
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,308
Series 2018-BN12 Class ASB, 4.165% 5/15/61	2,000	1,927
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	4,947
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	5,459
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 5.3186% 12/25/33 (b)(c)(d)	4	3
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 4.6436% 11/25/35 (b)(c)(d)	18	17
Class M1, 1 month U.S. LIBOR + 0.660% 4.7036% 11/25/35 (b)(c)(d)	9	8
Class M2, 1 month U.S. LIBOR + 0.730% 4.7786% 11/25/35 (b)(c)(d)	13	11
Class M3, 1 month U.S. LIBOR + 0.760% 4.8086% 11/25/35 (b)(c)(d)	11	10
Class M4, 1 month U.S. LIBOR + 0.900% 4.9436% 11/25/35 (b)(c)(d)	14	13
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 4.6286% 1/25/36 (b)(c)(d)	45	41
Class B1, 1 month U.S. LIBOR + 2.100% 6.1436% 1/25/36 (b)(c)(d)	13	36
Class M1, 1 month U.S. LIBOR + 0.670% 4.7186% 1/25/36 (b)(c)(d)	15	13
Class M2, 1 month U.S. LIBOR + 0.700% 4.7486% 1/25/36 (b)(c)(d)	10	9
Class M3, 1 month U.S. LIBOR + 0.750% 4.7936% 1/25/36 (b)(c)(d)	15	13
Class M4, 1 month U.S. LIBOR + 0.910% 4.9586% 1/25/36 (b)(c)(d)	15	14
Class M5, 1 month U.S. LIBOR + 0.970% 5.0186% 1/25/36 (b)(c)(d)	15	14
Class M6, 1 month U.S. LIBOR + 1.050% 5.0936% 1/25/36 (b)(c)(d)	16	14
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 4.5836% 4/25/36 (b)(c)(d)	13	12
Class M1, 1 month U.S. LIBOR + 0.570% 4.6136% 4/25/36 (b)(c)(d)	8	7
Class M2, 1 month U.S. LIBOR + 0.600% 4.6436% 4/25/36 (b)(c)(d)	9	8
Class M3, 1 month U.S. LIBOR + 0.630% 4.6736% 4/25/36 (b)(c)(d)	14	12
Class M4, 1 month U.S. LIBOR + 0.780% 4.8236% 4/25/36 (b)(c)(d)	8	7
Class M5, 1 month U.S. LIBOR + 0.840% 4.8836% 4/25/36 (b)(c)(d)	8	6
Class M6, 1 month U.S. LIBOR + 0.960% 5.0036% 4/25/36 (b)(c)(d)	8	7
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 4.5086% 7/25/36 (b)(c)(d)	12	11
Class M2, 1 month U.S. LIBOR + 0.490% 4.5386% 7/25/36 (b)(c)(d)	9	7
Class M3, 1 month U.S. LIBOR + 0.520% 4.5686% 7/25/36 (b)(c)(d)	13	12
Class M4, 1 month U.S. LIBOR + 0.630% 4.6736% 7/25/36 (b)(c)(d)	8	8
Class M5, 1 month U.S. LIBOR + 0.700% 4.7486% 7/25/36 (b)(c)(d)	11	10
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 4.6886% 10/25/36 (b)(c)(d)	10	53
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 4.4486% 12/25/36 (b)(c)(d)	96	87
Class M1, 1 month U.S. LIBOR + 0.430% 4.4786% 12/25/36 (b)(c)(d)	14	13
Class M2, 1 month U.S. LIBOR + 0.460% 4.5086% 12/25/36 (b)(c)(d)	18	16
Class M3, 1 month U.S. LIBOR + 0.510% 4.5536% 12/25/36 (b)(c)(d)	10	9
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 4.4486% 3/25/37 (b)(c)(d)	25	23
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 4.3136% 7/25/37 (b)(c)(d)	75	66
Class A2, 1 month U.S. LIBOR + 0.320% 4.3636% 7/25/37 (b)(c)(d)	71	60
Class M1, 1 month U.S. LIBOR + 0.370% 4.4136% 7/25/37 (b)(c)(d)	24	21
Class M2, 1 month U.S. LIBOR + 0.410% 4.4536% 7/25/37 (b)(c)(d)	29	25
Class M3, 1 month U.S. LIBOR + 0.490% 4.5336% 7/25/37 (b)(c)(d)	34	33
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 4.3336% 7/25/37 (b)(c)(d)	26	23
Class M1, 1 month U.S. LIBOR + 0.310% 4.3536% 7/25/37 (b)(c)(d)	14	13
Class M2, 1 month U.S. LIBOR + 0.340% 4.3836% 7/25/37 (b)(c)(d)	15	14
Class M3, 1 month U.S. LIBOR + 0.370% 4.4136% 7/25/37 (b)(c)(d)	24	20
Class M4, 1 month U.S. LIBOR + 0.500% 4.5436% 7/25/37 (b)(c)(d)	37	31
Class M5, 1 month U.S. LIBOR + 0.600% 4.6436% 7/25/37 (b)(c)(d)	18	20
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	764
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,313
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	7,311
Series 2021-B28 Class A5, 2.2237% 8/15/54	600	479
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	10,299
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 5.925% 11/15/28 (b)(c)(d)	6,788	6,694
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (b)(c)(d)	18,788	18,282
Class B, CME Term SOFR 1 Month Index + 2.440% 6.2413% 4/15/37 (b)(c)(d)	4,991	4,675
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(d)	11,302	10,785
Class B, 1 month U.S. LIBOR + 0.890% 4.7748% 10/15/36 (b)(c)(d)	1,691	1,588
Class C, 1 month U.S. LIBOR + 1.090% 4.9746% 10/15/36 (b)(c)(d)	2,263	2,108
Class D, 1 month U.S. LIBOR + 1.290% 5.1743% 10/15/36 (b)(c)(d)	2,197	2,020
Class E, 1 month U.S. LIBOR + 1.940% 5.8235% 10/15/36 (b)(c)(d)	7,638	7,017
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(d)	1,307	1,254
Class B, CME Term SOFR 1 Month Index + 1.310% 5.1066% 2/15/39 (b)(c)(d)	4,067	3,838
Class C, CME Term SOFR 1 Month Index + 1.560% 5.356% 2/15/39 (b)(c)(d)	4,067	3,803
Class D, CME Term SOFR 1 Month Index + 1.960% 5.7551% 2/15/39 (b)(c)(d)	4,067	3,760
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 6.501% 9/15/37 (b)(c)(d)	1,060	915
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.173% 4/15/34 (b)(c)(d)	2,644	2,541
Class C, 1 month U.S. LIBOR + 1.600% 5.473% 4/15/34 (b)(c)(d)	1,748	1,662
Class D, 1 month U.S. LIBOR + 1.900% 5.773% 4/15/34 (b)(c)(d)	1,835	1,712
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 4.9887% 10/15/36 (b)(c)(d)	10,782	10,524
Class C, CME Term SOFR 1 Month Index + 1.360% 5.1587% 10/15/36 (b)(c)(d)	2,859	2,780
Class D, CME Term SOFR 1 Month Index + 1.560% 5.3587% 10/15/36 (b)(c)(d)	4,049	3,901
Class E, CME Term SOFR 1 Month Index + 1.910% 5.7087% 10/15/36 (b)(c)(d)	5,690	5,486
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	5,384	5,360
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 5.3019% 4/15/37 (b)(c)(d)	9,606	9,332
Class B, CME Term SOFR 1 Month Index + 1.940% 5.7509% 4/15/37 (b)(c)(d)	4,896	4,681
Class C, CME Term SOFR 1 Month Index + 2.290% 6.1009% 4/15/37 (b)(c)(d)	1,105	1,045
Class D, CME Term SOFR 1 Month Index + 2.830% 6.6499% 4/15/37 (b)(c)(d)	925	867
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (b)(c)(d)	5,741	5,588
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(d)	30,809	30,266
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 4.943% 12/15/37 (b)(c)(d)	5,900	5,774
Class B, 1 month U.S. LIBOR + 1.250% 5.123% 12/15/37 (b)(c)(d)	1,800	1,741
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	2,000	1,914
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	19,224	17,000
Class A2, 1.99% 7/15/60 (b)	12,510	10,369
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	13,332	11,485
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (b)(c)(d)	7,501	7,355
Class B, 1 month U.S. LIBOR + 1.500% 5.375% 6/15/34 (b)(c)(d)	1,284	1,242
Class C, 1 month U.S. LIBOR + 1.750% 5.625% 6/15/34 (b)(c)(d)	1,451	1,389
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.176% 8/15/36 (b)(c)(d)	108	101
Class D, 1 month U.S. LIBOR + 3.050% 6.926% 8/15/36 (b)(c)(d)	1,493	1,371
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A/S, 4.017% 10/10/47	4,150	3,926
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,320
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	22,582	19,811
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,011	1,957
Commercial Mortgage Trust sequential payer Series 2018-CD7 Class ASB, 4.213% 8/15/51	2,000	1,922
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 4.855% 5/15/36 (b)(c)(d)	26,578	26,235
Class B, 1 month U.S. LIBOR + 1.230% 5.105% 5/15/36 (b)(c)(d)	19,405	19,042
Class C, 1 month U.S. LIBOR + 1.430% 5.305% 5/15/36 (b)(c)(d)	2,018	1,962
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,527	2,256
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	2,941	2,789
Class B, 4.5349% 4/15/36 (b)	861	809
Class C, 4.9414% 4/15/36 (b)(c)	561	525
Class D, 4.9414% 4/15/36 (b)(c)	1,122	1,031
DBCCRE Mortgage Trust sequential payer Series 2014-ARCP Class A, 4.2382% 1/10/34 (b)	15,370	14,755
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(d)	15,449	14,738
Class B, 1 month U.S. LIBOR + 1.120% 4.9962% 11/15/38 (b)(c)(d)	3,900	3,705
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (b)(c)(d)	6,158	5,922
Class B, 1 month U.S. LIBOR + 1.380% 5.256% 7/15/38 (b)(c)(d)	2,856	2,713
Class C, 1 month U.S. LIBOR + 1.700% 5.576% 7/15/38 (b)(c)(d)	2,106	2,000
Class D, 1 month U.S. LIBOR + 2.250% 6.126% 7/15/38 (b)(c)(d)	4,248	4,025
Freddie Mac Series 2022-K150 Class A2, 3.71% 11/25/32	1,700	1,602
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (b)(c)(d)	6,605	6,148
Class B, 1 month U.S. LIBOR + 1.150% 5.025% 10/15/36 (b)(c)(d)	1,021	944
Class C, 1 month U.S. LIBOR + 1.550% 5.425% 10/15/36 (b)(c)(d)	841	771
sequential payer Series 2018-GS10 Class AAB, 4.106% 7/10/51	2,000	1,934
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	5,691	5,575
Series 2013-GC12 Class A/S, 3.375% 6/10/46	3,450	3,395
Series 2015-GC34 Class XA, 1.3589% 10/10/48 (c)(j)	17,529	482
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.2826% 8/15/39 (b)(c)(d)	8,964	8,874
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 4.3908% 4/15/37 (b)(c)(d)	7,000	6,491
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	25,800	20,607
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	654	641
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2018-C8 Class ASB, 4.145% 6/15/51	2,000	1,926
Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,564
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (b)	31,484	28,509
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,177	1,153
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,821	2,635
Class CFX, 4.9498% 7/5/33 (b)	485	423
Class DFX, 5.3503% 7/5/33 (b)	955	823
Class EFX, 5.5423% 7/5/33 (b)(c)	1,020	870
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (b)(c)(d)	18,951	18,381
Class B, CME Term SOFR 1 Month Index + 1.790% 5.5882% 5/15/39 (b)(c)(d)	8,835	8,503
Class C, CME Term SOFR 1 Month Index + 2.090% 5.8874% 5/15/39 (b)(c)(d)	4,950	4,752
Class D, CME Term SOFR 1 Month Index + 2.540% 6.3362% 5/15/39 (b)(c)(d)	4,400	4,190
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(d)	9,783	9,402
Class B, 1 month U.S. LIBOR + 0.880% 4.755% 3/15/38 (b)(c)(d)	2,360	2,236
Class C, 1 month U.S. LIBOR + 1.100% 4.975% 3/15/38 (b)(c)(d)	1,485	1,400
Class D, 1 month U.S. LIBOR + 1.400% 5.275% 3/15/38 (b)(c)(d)	2,066	1,942
Class E, 1 month U.S. LIBOR + 1.750% 5.625% 3/15/38 (b)(c)(d)	1,805	1,692
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 4.676% 4/15/38 (b)(c)(d)	4,376	4,223
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	7,430	6,984
Morgan Stanley Capital I Trust:
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	7,903	7,336
Series 2021-L6 Class A4, 2.444% 6/15/54 (c)	5,294	4,251
Series 2018-H4 Class A4, 4.31% 12/15/51	1,756	1,660
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	1,142	1,031
Class C, 3.283% 11/10/36 (b)(c)	1,096	954
MSCCG Trust floater Series 2018-SELF:
Class A, 1 month U.S. LIBOR + 0.900% 4.773% 10/15/37 (b)(c)(d)	927	903
Class B, 1 month U.S. LIBOR + 1.080% 4.953% 10/15/37 (b)(c)(d)	3,125	3,016
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 12/15/35 (b)(c)(d)	22,356	21,436
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 5.7386% 12/15/37 (b)(c)(d)	2,833	2,766
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 5.3886% 12/15/37 (b)(c)(d)	641	636
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 5.7943% 2/15/39 (b)(c)(d)	2,586	2,429
Class C, CME Term SOFR 1 Month Index + 2.650% 6.4443% 2/15/39 (b)(c)(d)	1,345	1,254
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 4.4516% 7/15/36 (b)(c)(d)	4,098	3,918
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(d)	13,222	12,634
Class B, 1 month U.S. LIBOR + 1.070% 4.9551% 11/15/38 (b)(c)(d)	5,947	5,634
Class C, 1 month U.S. LIBOR + 1.320% 5.2043% 11/15/38 (b)(c)(d)	3,694	3,481
Class D, 1 month U.S. LIBOR + 1.570% 5.4535% 11/15/38 (b)(c)(d)	2,427	2,281
UBS Commercial Mortgage Trust sequential payer Series 2019-C17 Class ASB, 2.8655% 10/15/52	2,200	1,984
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	9,860	7,664
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	510	390
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, 1 month U.S. LIBOR + 1.420% 5.3307% 1/15/59 (c)(d)	23,714	23,710
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 5/15/31 (b)(c)(d)	5,818	5,485
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	7,943
Series 2015-C29 Class ASB, 3.4% 6/15/48	1,857	1,802
Series 2018-C46 Class ASB, 4.086% 8/15/51	2,000	1,920
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,082
Series 2015-SG1 Class ASB, 3.556% 9/15/48	1,629	1,587
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,368
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	7,426
Series 2013-C12 Class A/S, 3.56% 3/15/48	985	977
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $751,761)		700,800

Municipal Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	3,960	3,419
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	811	811
5.1% 6/1/33	13,950	13,447
Series 2010-1, 6.63% 2/1/35	1,285	1,312
Series 2010-3:
6.725% 4/1/35	1,710	1,755
7.35% 7/1/35	813	863
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	7,783
TOTAL MUNICIPAL SECURITIES (Cost $31,492)		29,390

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Indonesian Republic 3.85% 10/15/30	10,505	9,848
Panamanian Republic 3.298% 1/19/33	18,095	14,901
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,565)		24,749

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Discover Bank 4.682% 8/9/28 (c)	1,865	1,796
KeyBank NA 6.95% 2/1/28	725	764
Regions Bank 6.45% 6/26/37	2,685	2,795
TOTAL BANK NOTES (Cost $5,114)		5,355

Fixed-Income Funds - 1.5%
	Shares	Value ($) (000s)
Fidelity Specialized High Income Central Fund (m) (Cost $145,443)	1,536,318	128,359

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 6.5671% (c)(d)(n)	8,146	7,535
4.9% (c)(n)	11,200	10,668
(Cost $19,752)		18,203

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (o) (Cost $182,346)	182,310,553	182,347

TOTAL INVESTMENT IN SECURITIES - 107.9% (Cost $9,865,408)	8,986,069
NET OTHER ASSETS (LIABILITIES) - (7.9)%	(661,310)
NET ASSETS - 100.0%	8,324,759

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 12/1/52	(5,350)	(4,543)
2% 12/1/52	(15,800)	(13,416)
2% 12/1/52	(5,300)	(4,500)
2% 12/1/52	(5,225)	(4,437)
2% 12/1/52	(9,150)	(7,769)
2% 12/1/52	(2,175)	(1,847)
2% 12/1/52	(10,900)	(9,255)
2% 12/1/52	(800)	(679)
2% 12/1/52	(6,300)	(5,349)
2.5% 12/1/52	(5,550)	(4,869)
2.5% 12/1/52	(9,200)	(8,072)
2.5% 12/1/52	(4,450)	(3,904)
2.5% 12/1/52	(8,750)	(7,677)
2.5% 12/1/52	(8,750)	(7,677)
2.5% 12/1/52	(4,450)	(3,904)
2.5% 12/1/52	(5,550)	(4,869)
3% 12/1/52	(9,100)	(8,208)
3% 12/1/52	(5,450)	(4,916)
3.5% 12/1/52	(2,950)	(2,737)

TOTAL GINNIE MAE		(108,628)

Uniform Mortgage Backed Securities
1.5% 12/1/37	(1,450)	(1,267)
1.5% 12/1/37	(5,750)	(5,025)
1.5% 12/1/52	(17,200)	(13,361)
2% 12/1/37	(8,600)	(7,725)
2% 12/1/37	(6,800)	(6,109)
2% 12/1/37	(1,850)	(1,662)
2% 12/1/37	(3,100)	(2,785)
2% 12/1/37	(900)	(808)
2% 12/1/52	(14,600)	(12,008)
2% 12/1/52	(29,250)	(24,056)
2% 12/1/52	(7,250)	(5,963)
2% 12/1/52	(7,300)	(6,004)
2% 12/1/52	(1,450)	(1,193)
2% 12/1/52	(7,300)	(6,004)
2% 12/1/52	(29,450)	(24,221)
2% 12/1/52	(29,450)	(24,221)
2% 12/1/52	(23,025)	(18,937)
2% 12/1/52	(800)	(658)
2% 12/1/52	(14,550)	(11,966)
2% 12/1/52	(700)	(576)
2% 12/1/52	(5,475)	(4,503)
2.5% 12/1/37	(200)	(185)
2.5% 12/1/37	(200)	(185)
2.5% 12/1/52	(8,850)	(7,563)
2.5% 12/1/52	(2,950)	(2,521)
2.5% 12/1/52	(2,950)	(2,521)
2.5% 12/1/52	(2,800)	(2,393)
2.5% 12/1/52	(2,900)	(2,478)
3% 12/1/52	(1,600)	(1,416)
3% 12/1/52	(800)	(708)
3.5% 12/1/52	(2,650)	(2,428)
4.5% 12/1/52	(9,050)	(8,810)
5% 12/1/52	(350)	(348)
5% 12/1/52	(2,000)	(1,991)
5% 12/1/52	(650)	(647)
5% 12/1/52	(1,600)	(1,593)
5% 12/1/52	(1,100)	(1,095)
5% 12/1/52	(350)	(348)
5% 12/1/52	(1,200)	(1,195)
5% 12/1/52	(400)	(398)
5% 12/1/52	(700)	(697)
5.5% 12/1/52	(1,050)	(1,062)
6% 12/1/52	(1,550)	(1,586)
6% 12/1/52	(350)	(358)
6% 12/1/52	(1,800)	(1,841)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(223,419)

TOTAL TBA SALE COMMITMENTS (Proceeds $326,999)		(332,047)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	36	Mar 2023	7,393	18	18
CBOT 5-Year U.S. Treasury Note Contracts (United States)	268	Mar 2023	29,097	175	175

TOTAL PURCHASED					193

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	454	Mar 2023	51,529	(406)	(406)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	439	Mar 2023	55,753	(569)	(569)

TOTAL SOLD					(975)

TOTAL FUTURES CONTRACTS					(782)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s)(1)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	7,540	103	(67)	36
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	1,640	23	(20)	3
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,080	56	(95)	(39)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	3,750	51	(33)	18
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	2,280	31	(32)	(1)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	730	10	(7)	3
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,080	83	(90)	(7)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020	109	(132)	(23)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	820	11	(11)	0
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,700	23	(19)	4
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,510	34	(18)	16
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,650	23	(16)	7

TOTAL CREDIT DEFAULT SWAPS						557	(540)	17

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2024	38,063	(346)	0	(346)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	16,220	(134)	0	(134)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2029	2,347	(22)	0	(22)
TOTAL INTEREST RATE SWAPS							(502)	0	(502)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,761,141,000 or 21.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,656,000.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,191,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	419,834	939,439	1,176,926	2,070	-	-	182,347	0.4%
Fidelity Securities Lending Cash Central Fund 3.86%	127,155	251,064	378,219	31	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	127,129	1,524	-	1,524	-	(294)	128,359	38.2%
Total	674,118	1,192,027	1,555,145	3,625	-	(294)	310,706

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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